BUSINESS COMBINATION (Tables) - TDG - Transmissora Delmiro Gouveia S.A.	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
Schedule of comparison between the fair value and the book value of the Balance Sheet of said SPE, as well as the value resulting from the advantageous purchase

	TDG Balance Sheet
	on 10/31/2019
	Book value	Fair value
Assets	442,312	442,312
Liabilities	291,950	291,950
Equity	150,362	150,362

	Book value	Fair value
Chesf investment value (72.31%)	108,727	108,727
ATP investment value (27.69%)	41,635	41,635
Total	150,362	150,362

Schedule of book value of acquired equity

Book value of acquired equity
Fair value of acquired equity	41,635
Amount paid by Chesf for the acquisition of 27.69% of SPE	(34,000)
Gain from advantageous purchase	7,635